Balance Sheet Details - Schedule of Fixed Assets and Accrued Liabilities (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fixed Assets
Machinery and equipment	$ 2,773,875	$ 2,761,560	$ 2,761,560
Furniture and office equipment	209,844	209,844	209,844
Computer equipment and software	681,508	681,508	681,508
Leasehold improvements	506,328	373,653	373,653
Financed equipment	878,447	677,000	677,000
Construction in process	12,739	12,299	11,588
Total fixed assets, gross	5,062,741	4,715,864	4,715,153
Less accumulated depreciation and amortization	4,534,493	4,356,977	4,090,423
Total fixed assets, net	528,248	358,887	624,730
Accrued Liabilities
Accrued interest	33,125	524,885	1,963,007
Accrued payroll	148,664	125,299	185,150
Deferred wages		1,377,987	972,405
Accrued vacation	251,108	213,601	224,187
Accrued bonuses	122,100
Other	25,605	286	2,057
Total accrued liabilities	$ 580,602	$ 2,242,058	$ 3,346,806